SUPPLEMENT DATED MARCH 18, 2026 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco American Franchise Fund
Invesco Discovery Fund
Invesco Discovery Large Cap Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
1. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the SAI:
Ash Shah began serving on Invesco American Franchise Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Shah did not beneficially own any shares of the Fund.
Justin Livengood began serving on Invesco Discovery Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Livengood beneficially owned $100,001 – $500,000 of the Fund.
Ido Cohen began serving on Invesco Discovery Large Cap Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Cohen did not beneficially own any shares of the Fund.
Will Guthrie began serving on Invesco Equity and Income Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Guthrie did not beneficially own any shares of the Fund.
Will Guthrie began serving on Invesco Growth and Income Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Guthrie did not beneficially own any shares of the Fund.
2. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the SAI:
Ash Shah began serving on Invesco American Franchise Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Shah managed 9 other registered investment companies with approximately $15,665.6 million in assets, 1 other pooled investment vehicle with approximately $101.3 million in assets and no other accounts.
Justin Livengood began serving on Invesco Discovery Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Livengood managed 6 other registered investment companies with approximately $10,577.0 million in assets, 3 other pooled investment vehicles with approximately $391.3 million in assets and 391 other accounts with approximately $4.11 million in assets.
Ido Cohen began serving on Invesco Discovery Large Cap Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Cohen managed 3 other registered investment companies with approximately $21,962.7 million in assets, 4 other pooled investment vehicles with approximately $2,997.2 million in assets and no other accounts.
Will Guthrie began serving on Invesco Equity and Income Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Guthrie did not manage any other registered investment company, other pooled investment vehicle or other account.
Will Guthrie began serving on Invesco Growth and Income Fund as a portfolio manager of the Fund effective February 27, 2026. As of December 31, 2025, Mr. Guthrie did not manage any other registered investment company, other pooled investment vehicle or other account.

1 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
ACST-SAI-SUP-1